Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Schedule of movement in the net book values of property, plant and equipment

The following tables show the movements in the net book values of property, plant and equipment for the years ended December 31, 2024 and 2023, respectively:

	As of December 31, 2024
		IT	Laboratory	Leasehold	Assets under
In CHF thousands	Furniture	equipment	equipment	improvements	construction	Total
Acquisition cost:
Balance at December 31, 2023	309	2,168	10,233	1,662	—	14,372
Additions	24	219	316	201	—	760
Disposals	—	—	(13)	—	—	(13)
Balance at December 31, 2024	333	2,387	10,536	1,863	—	15,119

Accumulated depreciation:
Balance at December 31, 2023	(212)	(1,851)	(8,101)	(832)	—	(10,996)
Depreciation expenses	(46)	(205)	(965)	(269)	—	(1,485)
Disposals	—	—	13	—	—	13
Balance at December 31, 2024	(258)	(2,056)	(9,053)	(1,101)	—	(12,468)

Carrying amount:
December 31, 2023	97	317	2,132	830	—	3,376
December 31, 2024	75	331	1,483	762	—	2,651

	As of December 31, 2023
		IT	Laboratory	Leasehold	Assets under
In CHF thousands	Furniture	equipment	equipment	improvements	construction	Total
Acquisition cost:
Balance at December 31, 2022	285	1,909	9,765	1,640	3	13,602
Additions	24	278	468	31	—	801
Disposals	—	(19)	—	(12)	—	(31)
Transfers	—	—	—	3	(3)	—
Balance at December 31, 2023	309	2,168	10,233	1,662	—	14,372

Accumulated depreciation:
Balance at December 31, 2022	(159)	(1,599)	(7,017)	(568)	—	(9,343)
Depreciation expenses	(53)	(271)	(1,084)	(264)	—	(1,672)
Disposals	—	19	—	—	—	19
Balance at December 31, 2023	(212)	(1,851)	(8,101)	(832)	—	(10,996)

Carrying amount:
December 31, 2022	126	310	2,748	1,072	3	4,259
December 31, 2023	97	317	2,132	830	—	3,376